LOANS AND SERVICING (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans serviced for others
Unpaid principal balances of mortgage loans serviced for others not included in the accompanying consolidated balance sheets	$ 96,842,000	$ 57,948,000
Moving average term of U.S. Treasury rate used to estimate the discount rate in order to determine the fair value of servicing rights (in years)	10 years
Percentage added to the moving average 10-year U.S. Treasury rate to estimate the discount rate used to determine the fair value of servicing rights	5.00%
Mortgage servicing rights capitalized and amortized
Balance at beginning of period	475,000	424,000
Additions	697,000	186,000
Amortization	(262,000)	(135,000)
Balance at end of period	910,000	475,000
Valuation allowances:
Balance at beginning of period	17,000	4,000
Additions	60,000	55,000
Recoveries	(57,000)	(42,000)
Balance at end of period	20,000	17,000
Mortgage servicing assets, net	890,000	458,000
Fair value of mortgage servicing assets	$ 1,099,000	$ 493,000